Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for doubtful receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 14.4	[1]	$ 10.5	[1]	$ 9.1	[1]
Charged to Income	0.1	[1]	4.0	[1]	3.3	[1]
Foreign Currency Translation Adjustment	0.3	[1]	0.6	[1]	(0.4)	[1]
Increases (Deductions) From Reserves	0	[1]	(0.7)	[1]	(1.5)	[1]
Balance at End of Year	14.8	[1]	14.4	[1]	10.5	[1]
Valuation allowance on deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	95.4	[2]	79.7	[2]	67.5	[2]
Charged to Income	12.5	[2]	4.5	[2]	2.1	[2]
Foreign Currency Translation Adjustment	4.0	[2]	0.7	[2]	(2.3)	[2]
Increases (Deductions) From Reserves	7.4	[2]	10.5	[2]	12.4	[2]
Balance at End of Year	$ 119.3	[2]	$ 95.4	[2]	$ 79.7	[2]

[1]	Deductions from reserves indicates bad debts charged off, less recoveries.
[2]	Increases from reserves relates to the establishment of valuation allowances primarily related to intercompany transactions, foreign taxes and state net operating losses.